Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 09, 2015
Significant Accounting Policies (Textual)
Ownership percentage	50.00%	50.00%	20.00%
Percentage of charterers revenue in voyage revenue	More than 10
M V Free Neptune [Member]
Significant Accounting Policies (Textual)
Impairment charges	$ 4,286
Maximum [Member]
Significant Accounting Policies (Textual)
Finite-lived intangible asset, useful life	28 years
Minimum [Member]
Significant Accounting Policies (Textual)
Finite-lived intangible asset, useful life	27 years